Trade payables (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	$ 4,812	$ 4,813
Third Parties In Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Trade payables	3,235	3,624
Third Parties Abroad [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,538	1,176
Related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables	$ 39	$ 13